Basic Earnings Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basic Earnings Per Share
32.	BASIC EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2016, 2017 and 2018 is based on the profit attributable to equity holders of the Company of RMB18,018, RMB18,617 and RMB21,210, respectively, divided by 80,932,368,321 shares.

The amount of diluted earnings per share is not presented as there were no dilutive potential ordinary shares in existence for the periods presented.